Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets [Abstract]
Trading right in HKEx	$ 40,765	$ 40,982
Right to use trading system	63,695	69,157
Less: accumulated amortization	(33,617)	(13,590)
Finite life intangible assets, net	30,078	55,567
Total intangible assets, net	$ 70,843	$ 96,549